Current Taxes and Deferred Taxes - Schedule of Nominal Tax Rates of Countries Where Consolidated Subsidiaries Located (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Rate	27.00%	27.00%	27.00%
Chile [member]
Disclosure of geographical areas [line items]
Rate	27.00%	27.00%	27.00%
Colombia [member]
Disclosure of geographical areas [line items]
Rate	38.00%	34.00%	36.00%
United States [member]
Disclosure of geographical areas [line items]
Rate	21.00%	21.00%	24.10%